COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 09, 2020	Mar. 31, 2022
White River Holdings Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Compensation for services	$ 3,387,000
Working and net revenue interest, description		Prior to payout, the Company will own 90% of the working interest and 67.5% of the net revenue interest in each well. Following payout, the Company will own 70% of working interest and 52.5% net revenue interest in each well.
Participation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Compensation for services	5,746,941
Participation Agreement [Member] | White River Holdings Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Compensation for services	$ 5,746,941